Leases (Details) - Leases [Member] ¥ in Thousands	Jun. 30, 2020 CNY (¥)
Right-of-use assets	¥ 22,172
Lease liabilities, current	7,401
Lease liabilities, non-current	14,709
Total operating lease liabilities	¥ 22,110